OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
OTHER EXPENSE, NET
NOTE 13:	OTHER EXPENSE, NET

	Year ended December 31,
	2021	2020
	$	$
Doubtful debt provision	3,000	2000
Change in liability for future earn-out	689	(59)
Other	683	(792)
Total other expense, net	4,372	1,149

Bad debt The following is a summary of the accounts receivables allowance for doubtful accounts for the years ended December 31:
	Year ended December 31,
	2021	2020
	$	$
Balance at beginning of period	8,667	6,667
Provision during the period	3,000	2,000
Balance at end of period	11,667	8,667